UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-09651
                                    811-09735

Name of Fund:  BlackRock Focus Twenty Fund, Inc.
               Master Focus Twenty LLC

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 11/30/2007

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments


BlackRock Focus Twenty Fund, Inc.

Schedule of Investments as of August 31, 2007 (Unaudited)

                                                   Beneficial
                                                     Interest    Mutual Funds                                            Value
                                          $     1,616,741,911    Master Focus Twenty LLC                             $ 70,927,794

                                                                 Total Investments
                                                                 (Cost - $65,601,722) - 100.2%                         70,927,794
                                                                 Liabilities in Excess of Other Assets - (0.2%)         (139,831)
                                                                                                                     ------------
                                                                 Net Assets - 100.0%                                 $ 70,787,963
                                                                                                                     ============



Master Focus Twenty LLC

Schedule of Investments as of August 31, 2007 (Unaudited)                                                       (in U.S. dollars)

                                                       Shares
Country             Industry                             Held    Common Stocks                                           Value
United States -     Aerospace & Defense - 3.3%         18,200    Precision Castparts Corp.                           $  2,371,642
98.0%
                    Beverages - 3.4%                   34,100    Cia de Bebidas das Americas
                                                                 (Preference Shares) (d)                                2,385,977

                    Biotechnology - 6.9%               40,000    Celgene Corp. (a)                                      2,568,400
                                                       64,200    Gilead Sciences, Inc. (a)                              2,334,954
                                                                                                                     ------------
                                                                                                                        4,903,354

                    Chemicals - 3.4%                   27,300    Potash Corp. of Saskatchewan, Inc. (d)                 2,417,688

                    Commercial Services &              46,300    FTI Consulting, Inc. (a)                               2,431,676
                    Supplies - 3.4%

                    Communications                     77,900    Cisco Systems, Inc. (a)                                2,486,568
                    Equipment - 3.5%

                    Computers & Peripherals - 3.5%     18,000    Apple Computer, Inc. (a)                               2,492,640

                    Construction &                     36,900    Jacobs Engineering Group, Inc. (a)                     2,438,721
                    Engineering - 3.4%

                    Electrical Equipment - 6.7%        39,100    General Cable Corp. (a)                                2,274,838
                                                       39,000    Roper Industries, Inc.                                 2,468,310
                                                                                                                     ------------
                                                                                                                        4,743,148

                    Electronic Equipment &             28,000    Itron, Inc. (a)                                        2,377,200
                    Instruments - 3.4%

                    Energy Equipment &                 93,900    Complete Production Services, Inc. (a)                 2,084,580
                    Services - 6.3%                    23,000    Transocean, Inc. (a)                                   2,417,070
                                                                                                                     ------------
                                                                                                                        4,501,650

                    Food & Staples                     65,000    CVS/Caremark Corp.                                     2,458,300
                    Retailing - 3.5%

                    Household Products - 3.3%          36,300    The Procter & Gamble Co.                               2,370,753

                    IT Services - 3.2%                 47,800    Infosys Technologies Ltd. (d)                          2,280,538

                    Internet Software &                70,200    eBay, Inc. (a)                                         2,393,820
                    Services - 6.8%                     4,650    Google, Inc. Class A (a)                               2,395,913
                                                                                                                     ------------
                                                                                                                        4,789,733

                    Life Sciences Tools &              45,400    Thermo Fisher Scientific, Inc. (a)                     2,462,042
                    Services - 6.8%                    38,000    Waters Corp. (a)                                       2,339,660
                                                                                                                     ------------
                                                                                                                        4,801,702

                    Machinery - 3.4%                   29,800    Terex Corp. (a)                                        2,380,424

                    Metals & Mining - 3.4%             27,600    Freeport-McMoRan Copper & Gold, Inc. Class B           2,412,792

                    Pharmaceuticals - 3.5%             57,300    Teva Pharmaceutical Industries Ltd. (d)                2,463,900

                    Semiconductors & Semiconductor     96,500    Intel Corp.                                            2,484,875
                    Equipment - 3.5%

                    Software - 6.5%                    36,900    Factset Research Systems, Inc.                         2,211,417
                                                       83,100    Microsoft Corp.                                        2,387,463
                                                                                                                     ------------
                                                                                                                        4,598,880

                    Wireless Telecommunication         73,800    SBA Communications Corp. Class A (a)                   2,403,666
                    Services - 6.9%                    36,900    China Mobile (Hong Kong) Ltd. (d)                      2,501,451
                                                                                                                     ------------
                                                                                                                        4,905,117

                                                                 Total Common Stocks
                                                                 (Cost - $63,981,005) - 98.0%                          69,497,278

                                                   Beneficial
                                                     Interest    Short-Term Securities
United States - 5.1%                            $   3,631,932    BlackRock Liquidity Series, LLC
                                                                 Cash Sweep Series, 5.33% (b)(c)                        3,631,932

                                                                 Total Short-Term Securities
                                                                 (Cost - $3,631,932) - 5.1%                             3,631,932

                                                    Number of
                                                    Contracts    Options Purchased
                    Put Options Purchased               1,200    iShares Russell 2000 Index Fund, expiring
                                                                 September 2007 at USD 76                                 140,400

                                                                 Total Options Purchased
                                                                 (Premiums Paid - $330,600) - 0.2%                        140,400

                                                                 Total Investments (Cost - $67,943,537*) - 103.3%      73,269,610
                                                                 Liabilities in Excess of Other Assets - (3.3%)       (2,341,816)
                                                                                                                     ------------
                                                                 Net Assets - 100.0%                                 $ 70,927,794
                                                                                                                     ============


 * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $    67,943,537
                                                ===============
    Gross unrealized appreciation               $     7,115,861
    Gross unrealized depreciation                   (1,789,788)
                                                ---------------
    Net unrealized appreciation                 $     5,326,073
                                                ===============

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment
    Company Act of 1940, were as follows:


                                              Net            Interest
    Affiliate                               Activity          Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                   $  (281,656)       $55,626
    BlackRock Liquidity Series, LLC
      Money Market Series                 $(8,445,400)       $ 3,463


(c) Represents the current yield as of August 31, 2007.

(d) Depositary receipts.

 o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty LLC


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty LLC


Date: October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty LLC


Date: October 22, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       BlackRock Focus Twenty Fund, Inc. and Master Focus Twenty LLC


Date: October 22, 2007